Net Income Per Unit (Policies)	9 Months Ended
Sep. 30, 2012
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted [Abstract]
Net Income Per Unit, Policy
We use the two-class method when calculating the net income per unit applicable to limited partners, because we have more than one participating security. Our participating securities consist of common units, subordinated units, general partner units and incentive distribution rights ("IDRs"). We base our calculation of net income per unit on the weighted-average number of common units outstanding during the period.